Related Party Transactions (Details) - Schedule of Due From Related Parties - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Mr. Yajun Hu [Member]
Schedule of Due From Related Parties [Line Items]
Total due from related parties	$ 61,678
Related Party [Member]
Schedule of Due From Related Parties [Line Items]
Total due from related parties	$ 61,678